CONTINGENT CONSIDERATION PAYABLE - Schedule of Contingent Consideration Carrying Value (Details) - Adelia - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Beginning balance	$ 2,646	$ 3,201
Milestone achieved	(2,988)	(4,251)
Change in fair value	329	3,380
Accretion expense	13	316
Ending balance	$ 0	$ 2,646